STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Parenthetical) - $ / shares	Jul. 23, 2021	Jun. 30, 2021	Dec. 31, 2020
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Class A subject to possible redemption, shares		45,000,000	0
Class F Common Stock
Common stock, par value		$ 0.0001	$ 0.0001
Class F Common Stock | Sponsor
Class A subject to possible redemption, shares			1,500,000